Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statements [Line Items]
Ordinary shares	£ 22,740	£ 18,926	£ 21,325	£ 19,277
Number of ordinary shares	8,689,755,905
Par value per share	£ 0.25
Issued Capital [Member]
Statements [Line Items]
Ordinary shares	£ 2,172